Long Term Debt - Issuance of Senior Notes (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			4 Months Ended	11 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009	Dec. 31, 2013 Own Share Lending Agreement	Dec. 31, 2012 Own Share Lending Agreement	Dec. 31, 2011 Own Share Lending Agreement	Sep. 19, 2011 Own Share Lending Agreement	Dec. 31, 2010 Own Share Lending Agreement	Apr. 30, 2010 Own Share Lending Agreement	Dec. 31, 2013 Expenses Related To Convertible Unsecured Senior Notes	Dec. 31, 2012 Expenses Related To Convertible Unsecured Senior Notes	Dec. 31, 2011 Expenses Related To Convertible Unsecured Senior Notes	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010 - Initial Issuance	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 - Initial Issuance	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010 - Exercise of over allotment option	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 - Exercise of over allotment option
Senior notes interest rate												5.00%
Number of common shares loaned						36,100,000
Nominal lending fee per share						$ 0.01
Outstanding loaned shares, fair value						$ 70,970	$ 40,160
Treasury Stock, Shares, Acquired						21,000,000	11,000,000
Debt Instrument Interest Rate Without Share Lending Agreement											5.50%
Share lending agreement, fair value											14,476
Amortization of issuance costs associated with the share lending agreement						2,974	2,983	2,974
Unamortized balance of own share lending agreement issuance costs						2,733	5,707
Unamortized discount	160,046	162,124										45,262	89,031
Senior notes conversion price									$ 6.9	$ 7.19
Interest and finance cost	332,129	210,128	146,173									78,769	73,855	69,144
Amortization of convertible notes discount	43,769	38,855	34,144									43,769	38,855	34,144
Interest on long-term debt												35,000	35,000	35,000
Carrying amount of liability	5,568,003	4,386,715										654,738	610,969
Debt Instrument, Face Amount				240,000	460,000										220,000	400,000	20,000	60,000
Proceeds from Issuance of Unsecured Debt				237,202	447,810
Convertible Debt				168,483	341,156
Debt Instrument, Convertible, Effective Interest Rate				14.00%	12.00%
Debt Instrument, Convertible, Carrying Amount of Equity Component				71,517	118,844
Restricted cash	$ 94,170	$ 223,133